Venerable Insurance and Annuity Company
and the following variable annuities supported by its Separate Account B:

ARCHITECT®Variable Annuity
GOLDENSELECT LANDMARK®
GOLDENSELECT ACCESS®
GOLDENSELECT PREMIUM PLUS®
GOLDENSELECT ESII®
GOLDENSELECT GENERATIONS®
GOLDENSELECT DVA PLUS®

Prospectus and Updating Summary Prospectus Supplement Dated July 2, 2024

This supplement updates the Prospectus and Updating Summary Prospectus (“USP”) for your variable annuity Contract and subsequent supplements thereto. Please read it carefully and keep it with your copy of the Prospectus and USP for future reference.
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NOTICE OF AND IMPORTANT INFORMATION ABOUT UPCOMING FUND SUBSTITUTIONS

Pursuant to the terms of your variable annuity Contract and consistent with the terms and conditions of the U.S. Securities and Exchange Commission’s (“SEC”) statement on insurance product fund substitutions, Venerable Insurance and Annuity Company (the “Company”) and its Separate Account B (the “Separate Account”) intend to replace, effective on or about the close of business on September 6, 2024 (the “Substitution Date”), the following “Existing Funds” with the corresponding “Replacement Funds”:
Existing Fund	Replacement Fund
VY Invesco Equity and Income Portfolio – Class S and Class S2	Venerable Moderate Allocation Fund – Class V
VY T. Rowe Price Capital Appreciation Portfolio – Class S
Voya Large Cap Growth Portfolio – Class S and Class ADV	Venerable US Large Cap Strategic Equity Fund – Class V
VY Invesco Growth and Income Portfolio – Class S
Voya Intermediate Bond Portfolio – Class S	Venerable Strategic Bond Fund – Class V
Voya Index Plus LargeCap Portfolio – Class S	Venerable Large Cap Index Fund – Class V
Voya Russell Large Cap Growth Index Portfolio – Class S
Voya Russell Large Cap Index Portfolio – Class S
Voya Russell Large Cap Value Index Portfolio – Class S
Voya U.S. Stock Index Portfolio – Class S
Voya High Yield Portfolio – Class S	Venerable High Yield Fund – Class V

These fund substitutions will only affect you if you currently invest in or plan to invest in a subaccount that corresponds to an Existing Fund.

The following lists important information regarding the fund substitutions:

Voluntary Transfers before the Substitution Date.  Prior to the Substitution Date and for thirty days thereafter you may transfer amounts allocated to the subaccount that invests in an Existing Fund to any other available subaccount or to any available fixed interest option free of charge, and any such transfer will not count as a transfer when imposing any applicable restrictions or limits on transfers (other than restrictions related to frequent or disruptive transfers);

On the Substitution Date.  On the Substitution Date, your investment in the subaccount that invests in an Existing Fund will automatically become an investment in the subaccount that invests in the corresponding Replacement Fund with an equal total net asset value;

No Fees, Charges, or Taxes.  You will not incur any fees or charges or any tax liability because of the substitutions, and your Contract Value immediately before the substitutions will equal your Contract Value immediately after the substitutions;

Fund Fees and Expenses.  The overall fees and expenses of each Replacement Fund are equal to or less than those of the corresponding Exiting Fund.  Each Replacement Fund’s fees and expenses, investment objective and information about its investment adviser/subadviser are more fully described in the Replacement Fund’s summary prospectus;

Replacement Funds’ Summary Prospectuses.  Prospectuses for each of the Replacement Funds are available online through the link shown in your Contract’s Prospectus and USP.  Additionally, they may be viewed at https://docs.venerable.com by selecting your Contract and then the applicable Replacement Fund from the drop-down menus.  Read the Replacement Funds’ prospectuses carefully before deciding what to do with amounts allocated to subaccounts that invest in the Existing Funds that correspond to the Replacement Funds.  If you have not received or have access to a Replacement Fund’s summary prospectus or need to request another, please contact Customer Service at 1-800-366-0066 or send an email request to smb-usa-mailbox@venerable.com;

Allocations after the Substitution Date.  Unless you provide us with alternative allocation instructions, after the Substitution Date all allocations directed to the subaccount that invests in an Existing Fund will be automatically allocated to the subaccount that invests in the corresponding Replacement Fund. You may give us alternative allocation instructions at any time by contacting Customer Service at P.O. Box 9271, Des Moines, Iowa 50306-9271 or calling (800) 366-0066; and

Existing Funds no longer Available.  After the Substitution Date, the Existing Funds will no longer be available through the Contract and there will be no further disclosure regarding them in any future Contract Prospectus or USP.

NOTICE OF THE UPCOMING FUND ADDITIONS

In connection with these upcoming fund substitutions, subaccounts that invest in the Replacement Funds will be added to your Contract and available for new premiums and transfers of Contract Value beginning on the Substitution Date. Consequently, the following information about the Replacement Funds is hereby added to the Appendix A of your Contract Prospectus and USP:
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES
The Fund seeks, over the long-term, total investment return consistent with the preservation of capital.	Venerable Moderate Allocation Fund Investment Adviser: Venerable Investment Advisers, LLC Subadviser: Russell Investment Management, LLC A Fund of Funds	Class V 0.89%*
The Fund seeks to provide long term capital growth.
Venerable US Large Cap Strategic Equity Fund

Investment Adviser: Venerable Investment Advisers, LLC

Subadviser: Franklin Advisers, Inc. and Russell Investment Management, LLC

Money Managers: ClearBridge Investments, LLC and Brandywine Global Investment Management, LLC

Class V 0.86%*

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES
The Fund seeks to maximize total return while investing to obtain the average duration within 20% of the average duration of the domestic bond market as a whole as estimated by FT and the money managers.

Venerable Strategic Bond Fund

Investment Adviser: Venerable Investment Advisers, LLC

Subadvisers: Franklin Advisers, Inc. and Russell Investment Management, LLC

Money Managers: Western Asset Management Company, LLC and Western Asset Management Company Limited

Class V 0.80%*
The Fund seeks to replicate the performance of a benchmark index that measures the investment return of large capitalization stocks as closely as possible before the deduction of Fund expenses.	Venerable Large Cap Index Fund Investment Adviser: Venerable Investment Advisers, LLC Subadviser: Russell Investment Management, LLC	Class V 0.51%*
The Fund seeks to earn a high level of current income with a secondary goal of seeking capital appreciation.	Venerable High Yield Fund Investment Adviser: Venerable Investment Advisers, LLC Subadvisers: Franklin Advisers, Inc. and Russell Investment Management, LLC	Class V 0.72%*

*  Current Expenses are each Fund’s total net annual operating expenses and reflect any temporary expense reimbursements or fee waiver arrangements that are in place and reported in the Fund’s prospectus. Current Expenses would be higher if these temporary expense reimbursements/waivers were not reflected. Also note that the Current Expenses reflect only the fees and expenses of the Funds and not the Contract fees and expenses.

The Replacement Funds are new and consequently do not yet have actual performance information.

If applicable, each Existing Fund may be classified as an Accepted Fund, a Fixed Allocation Fund, an Other Fund, a Covered Fund, a Special Fund, or an Excluded Fund for purposes of determining Death Benefits and benefits under certain living benefit riders. See the following sections of the Contract’s Prospectus, as applicable, for more information about Fund classifications: “Death Benefit During the Accumulation Phase” in “DEATH BENEFIT” section, “Covered Funds, Special Funds and Excluded Funds” in “THE FUNDS” section, “Fund Categories” in “Minimum Guaranteed Income Benefit Rider (the “MGIB rider”)” and “Minimum Guaranteed Withdrawal Benefit” in “OPTIONAL LIVING BENEFIT RIDERS” section. Additional information may also be included in “APPENDIX A – FUNDS AVAILABLE UNDER THE CONTRACT”, as well as other appendices.  Please note that each Replacement Fund will be classified the same way as its corresponding Existing Fund for those purposes.

MORE INFORMATION IS AVAILABLE

More information about the Funds available through your Contract, including information about the risks associated with investing in them, can be found in the current prospectus and Statement of Additional Information for each Fund. You may view these documents online at https://docs.venerable.com or get copies by contacting:
Customer Service
P.O. Box 9271
Des Moines, Iowa 50306-9271
(800) 366-0066

If you received a summary prospectus for any of the Funds available through your Contract, you may obtain a full prospectus and other Fund information free of charge by either accessing the internet address, calling the telephone number or sending an email request to the contact information shown on the front of the Fund’s summary prospectus.